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                              ING INVESTORS TRUST
              ING JPMorgan Small Cap Equity Portfolio ("Portfolio")

                    Supplement dated October 4, 2006 to the
Adviser Class Prospectus, the Institutional Class Prospectus, the Service Class
   Prospectus, the Service 2 Class Prospectus, the Adviser Class Statement of Additional Information ("SAI") and the Institutional Class, Service Class and
                 Service 2 Class SAI each dated April 28, 2006

     On September 11, 2006 the Board of Trustees of ING Investors Trust approved changing the Portfolio's name to ING JPMorgan Small Cap Core Equity Portfolio, effective on or about November 6, 2006. Therefore, all references included in the Prospectuses and SAIs to "ING JPMorgan Small Cap Equity Portfolio" and "JPMorgan Small Cap Equity Portfolio" are hereby deleted and replaced with "ING JPMorgan Small Cap Core Equity Portfolio" and "JPMorgan Small Cap Core Equity Portfolio" respectively.

                  PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE